Document And Entity Information	Jul. 26, 2022
Document Information [Line Items]
Entity, Registrant Name	CADIZ INC.
Document, Type	8-K
Document, Period End Date	Jul. 26, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	0-12114
Entity, Tax Identification Number	77-0313235
Entity, Address, Address Line One	550 S. Hope Street
Entity, Address, Address Line Two	Suite 2850
Entity, Address, City or Town	Los Angeles
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	90071
City Area Code	(213)
Local Phone Number	271-1600
Entity, Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000727273
CommonStockParValue001PerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CDZI
Security Exchange Name	NASDAQ
DepositaryShares Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares
Trading Symbol	CDZIP
Security Exchange Name	NASDAQ